RELATED PARTY TRANSACTIONS (Summary of Leasing Revenues Earned From Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Direct financing lease interest income	$ 3,796	$ 9,623	$ 16,362
Finance lease service revenue	9,855	22,095	35,010
Profit share	5,615	1,779	5,753
Frontline Shipping and Golden Ocean
Related Party Transaction [Line Items]
Operating lease income	51,100	53,300	59,400
Direct financing lease interest income	3,800	9,600	16,400
Finance lease service revenue	9,900	22,100	35,000
Direct financing lease repayments	7,900	16,800	25,100
Profit share	$ 5,600	$ 1,800	$ 5,800